Provision for post-employment benefits - Life Expectancies For Defined Benefit Pension Plans (Detail)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		22 years 1 month 6 days	22 years 2 months 12 days
Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		23 years 7 months 6 days	23 years 8 months 12 days
Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		23 years 8 months 12 days	23 years 9 months 18 days
Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		25 years 2 months 12 days	25 years 4 months 24 days
North America [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		21 years 8 months 12 days
North America [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		23 years 1 month 6 days
North America [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		23 years 1 month 6 days
North America [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		24 years 6 months
United Kingdom [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		23 years 1 month 6 days
United Kingdom [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		24 years 1 month 6 days
United Kingdom [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		24 years 8 months 12 days
United Kingdom [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		25 years 10 months 24 days
Western Continental Europe [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		20 years 10 months 24 days
Western Continental Europe [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		24 years
Western Continental Europe [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		23 years 3 months 18 days
Western Continental Europe [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy		26 years
Other [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	[1]	13 years 9 months 18 days
Other [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	[1]	17 years
Other [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	[1]	13 years 9 months 18 days
Other [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	[1]	17 years

[1]	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.